Consolidated Income Statement - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenue	¥ 74,623,575	¥ 100,269,667	¥ 107,688,907
Sales taxes and surcharges	(13,062,710)	(12,213,927)	(12,075,424)
Net sales	61,560,865	88,055,740	95,613,483
Cost of sales	(61,901,114)	(86,467,995)	(89,838,977)
Gross profit	(340,249)	1,587,745	5,774,506
Selling and administrative expenses	(486,323)	(549,885)	(536,114)
Net impairment losses on financial assets	120,916	59	(39)
Other operating income	148,676	150,714	202,617
Other operating expenses	(24,686)	(21,925)	(32,548)
Other gains - net	115,430	153,864	176,690
Operating profit	(466,236)	1,320,572	5,585,112
Finance income	431,228	416,747	443,661
Finance expenses	(98,954)	(53,784)	(106,249)
Finance income - net	332,274	362,963	337,412
Share of net profit of associates and joint ventures accounted for using the equity method	724,740	972,593	885,597
Profit before income tax	590,778	2,656,128	6,808,121
Income tax (expense)/credit	65,620	(428,963)	(1,471,903)
Profit for the year	656,398	2,227,165	5,336,218
Profit attributable to:
Owners of the Company	645,072	2,215,728	5,336,331
Non-controlling interests	11,326	11,437	(113)
Profit for the year	¥ 656,398	¥ 2,227,165	¥ 5,336,218
Earnings per share attributable to owners of the Company for the year (expressed in RMB per share)
Basic earnings per share	¥ 0.060	¥ 0.205	¥ 0.493
Diluted earnings per share	0.060	0.205	0.493
Earnings per ADS attributable to owners of the Company for the year (expressed in RMB per ADS)
Basic earnings per ADS	5.96	20.452	49.303
Diluted earnings per ADS	¥ 5.96	¥ 20.452	¥ 49.303
Profit for the year	¥ 656,398	¥ 2,227,165	¥ 5,336,218
Other comprehensive (loss)/income
Share of other comprehensive (loss)/income of associates and joint ventures accounted for using the equity method	(11,512)	7,449	(7,014)
Other comprehensive (loss)/income for the year, net of tax	(11,512)	7,449	(7,014)
Total comprehensive income for the year	644,886	2,234,614	5,329,204
Attributable to:
Owners of the Company	633,560	2,223,177	5,329,317
Non-controlling interests	11,326	11,437	(113)
Total comprehensive income for the year	¥ 644,886	¥ 2,234,614	¥ 5,329,204